Borrowings - Additional Information (Details) £ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Mar. 31, 2024 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of bank overdraft bonds and bank loans [line items]
Borrowings | £		£ 4,328						£ 4,721
USD Bonds Due September 2042
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items | $			$ 93
Average interest rate		5.125%	5.125%	5.125%
USD Bonds Due November 2043
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items | $			$ 220
Average interest rate		5.625%	5.625%	5.625%
USD Bonds Due September 2024
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items | $					$ 750
Adjustment to floating basis		3.75%	3.75%	3.75%
Eurobonds Due March 2025
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items				€ 500,000,000
Average interest rate		1.375%	1.375%	1.375%
Eurobonds Due September 2026
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items				€ 750,000,000
Average interest rate		2.25%	2.25%	2.25%
Euro bonds Due May 2027
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items				€ 750,000,000
Average interest rate		2.375%	2.375%	2.375%
Eurobonds Due May 2028
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items				€ 550,000,000
Average interest rate		4.125%	4.125%	4.125%
Borrowings repurchased				€ 200,000,000
Euro Bonds Due September 2029
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items				€ 351,000,000			€ 600,000,000
Average interest rate		3.625%	3.625%	3.625%
Borrowings repurchased				€ 249,000,000
Eurobonds Due March 2030
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items				€ 600,000,000
Average interest rate		1.625%	1.625%	1.625%
Eurobonds Due September 2033
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items				€ 500,000,000			€ 650,000,000
Average interest rate		4.00%	4.00%	4.00%
Borrowings repurchased				€ 150,000,000
Sterling bonds due May 2032
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items | £		£ 250
Average interest rate		3.75%	3.75%	3.75%
Sterling Bonds Due September 2046
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items | £		£ 380				£ 20
Average interest rate						2.875%
US Revolving Credit Facilities March 2026
Disclosure of bank overdraft bonds and bank loans [line items]
Notional amount of hedged items		£ 2,500	$ 2,500
Borrowings term		5 years
Extension option term		2 years
US Revolving Credit Facilities February 2029
Disclosure of bank overdraft bonds and bank loans [line items]
Borrowings term	5 years
Extension option term		2 years
US revolving credit facilities
Disclosure of bank overdraft bonds and bank loans [line items]
Average interest rate								4.54%	4.54%	4.54%
Borrowings averaged equivalent | $									$ 41
US commercial paper
Disclosure of bank overdraft bonds and bank loans [line items]
Average interest rate		5.36%	5.36%	5.36%				5.45%	5.45%	5.45%
Borrowings				€ 0
US commercial paper | Weighted average
Disclosure of bank overdraft bonds and bank loans [line items]
Borrowings | $			$ 194						$ 433
Euro commercial paper
Disclosure of bank overdraft bonds and bank loans [line items]
Average interest rate								4.90%	4.90%	4.90%
Borrowings				0
Euro commercial paper | Weighted average
Disclosure of bank overdraft bonds and bank loans [line items]
Borrowings				€ 0						€ 45,000,000
Corporate bond
Disclosure of bank overdraft bonds and bank loans [line items]
Fair value of corporate bonds | £		£ 3,964						£ 4,120